Employee Benefits - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 109	$ 82	$ 205	$ 213
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	95	71	178	190
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	4	4	8	7
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 10	$ 7	19	$ 16
Expected additional contribution for remainder of year [member] | Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			175
Expected additional contribution for remainder of year [member] | Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			8
Expected additional contribution for remainder of year [member] | Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			$ 24